Fees Summary	Sep. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,492.61
Previously Paid Amount	2.08
Total Fee Amount	2.69
Total Offset Amount	0.00
Net Fee	$ 0.61
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A